FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of Company's Claims Settlement Liability (Details) - Claims Settlement Liability [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning
Fair value at issuance	$ 9,627,408
Common stock issued	(7,432,488)
Loss on settlement of claims liability, net	395,379
Change in fair value	(2,584,724)
Fair value ending	$ 5,575